Convertible Notes (Summary of Series 2012 Notes) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Convertible Notes Payable, Carrying Value	$ 27,250	$ 124,644